Investments Accounted for Using the Equity Method (Reconciliation of Summarised Financial Information for Material Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Profit/(loss) for the year		¥ 6,154,159	¥ 5,981,473	¥ 3,310,411
Other comprehensive income/(loss)		(810)	18,213	0
Carrying value		4,452,044	3,688,794
Shanghai Secco [member]
Disclosure of associates [line items]
Opening net assets 1 January		10,196,274	8,893,798
Profit/(loss) for the year		5,179,254	3,753,476	2,185,268
Other comprehensive income/(loss)		0	0	0
Declared dividends		(2,105,600)	(2,451,000)	(780,000)
Closing net assets/(deficit)		¥ 13,269,928	¥ 10,196,274	8,893,798
Percentage of ownership interest		20.00%	20.00%
Interest in associates		¥ 2,653,987	¥ 2,039,256
Unrealised upstream and downstream transaction		(9,512)	(7,979)
Unentitled portion	[1]	0	0
Carrying value		2,644,475	2,031,277
Chemical Industry [member]
Disclosure of associates [line items]
Opening net assets 1 January		4,311,757	3,795,350
Profit/(loss) for the year		407,709	513,804	235,635
Other comprehensive income/(loss)		(2,116)	47,603	0
Declared dividends		(53,001)	(45,000)	(42,000)
Closing net assets/(deficit)		¥ 4,664,349	¥ 4,311,757	3,795,350
Percentage of ownership interest		38.26%	38.26%
Interest in associates		¥ 1,784,580	¥ 1,649,677
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	(348,346)	(348,600)
Carrying value		1,436,234	1,301,077
Jinsen [member]
Disclosure of associates [line items]
Opening net assets 1 January		183,252	206,986
Profit/(loss) for the year		(17,069)	(16,394)	8,155
Other comprehensive income/(loss)		0	0	0
Declared dividends		0	(7,340)	(7,315)
Closing net assets/(deficit)		¥ 166,183	¥ 183,252	206,986
Percentage of ownership interest		40.00%	40.00%
Interest in associates		¥ 66,473	¥ 73,301
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	0	0
Carrying value		66,473	73,301
Azbil [member]
Disclosure of associates [line items]
Opening net assets 1 January		110,593	112,315
Profit/(loss) for the year		26,182	16,278	20,507
Other comprehensive income/(loss)		0	0	0
Declared dividends		(17,000)	(18,000)	(30,000)
Closing net assets/(deficit)		¥ 119,775	¥ 110,593	¥ 112,315
Percentage of ownership interest		40.00%	40.00%
Interest in associates		¥ 47,910	¥ 44,237
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	0	0
Carrying value		¥ 47,910	¥ 44,237

[1]	Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry cannot be shared by other shareholders.